Fair Value Measurements (Details 2) - Embedded derivatives [Member]	9 Months Ended
Sep. 30, 2015
Unobservable inputs used by management in determining fair value of embedded derivatives
Risk margin for uncertainty in cash flows	0.52%
Minimum [Member]
Unobservable inputs used by management in determining fair value of embedded derivatives
Adjustment for insurance subsidiary's credit risk	0.30%
Surrenders	4.00%
Partial surrenders	2.00%
Annuitizations	1.00%
Deaths	1.50%
Budgeted option costs	2.25%
Maximum [Member]
Unobservable inputs used by management in determining fair value of embedded derivatives
Adjustment for insurance subsidiary's credit risk	2.60%
Surrenders	16.00%
Partial surrenders	10.00%
Annuitizations	1.50%
Deaths	3.00%
Budgeted option costs	3.50%